ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2019	2018
Hotel	$1,104	$1,420
Other	1,258	1,252

Sub-total	2,362	2,672
Less: allowances for doubtful debts	(965)	(960)

	$1,397	$1,712

During the years ended December 31, 2019, 2018 and 2017, the Company has made additional provision for doubtful debts of nil, $
376
and $
33
, respectively, and
nil
,
nil
and $
33
were written off during the years ended December 31, 2019, 2018 and 2017, respectively.